Marketable Securities Held in Trust Account (Details Narrative) - USD ($)	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Marketable securities held in trust account	$ 9,471,338	$ 9,160,803	$ 127,760,867